Notes Payable (Details) $ / shares in Units, $ in Thousands													3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 05, 2025 USD ($) shares	Jul. 25, 2025 USD ($) shares	Jul. 24, 2025 USD ($) shares	Feb. 28, 2025 shares	Feb. 07, 2025 $ / shares shares	Nov. 21, 2024 USD ($)	Nov. 20, 2024 USD ($) shares	Oct. 07, 2024 USD ($)	Aug. 22, 2024 USD ($) $ / shares shares	Aug. 16, 2024 USD ($)	Dec. 29, 2023 USD ($)	Oct. 18, 2023 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Nov. 14, 2024 USD ($)	Nov. 13, 2024 $ / shares	Oct. 30, 2024 USD ($)	Apr. 18, 2024 USD ($)
Notes Payable [Line Items]
Amount to be received under promissory note agreement													$ 1,250		$ 1,250		$ 1,250		$ 2,000		$ 5,000
Interest paid															19	$ 1	1	$ 16
Issuance of common stock in the PIPE Financing, net of transaction costs of $863,474 (in Shares) | shares				5,000
Aggregate purchase price of newly issued shares																	10,361
Cash													2,014	$ 63	2,014	63	2,850	723
Received from promissory note															553
Repayment of note payable															383
Outstanding principal balances under the promissory notes								$ 1,000				$ 6,000	15,000		15,000				$ 3,000			$ 2,158
Accrued expenses													8,020		8,020		7,496	5,381
Received from promissory note																	$ 5,883	1,442
Warrants exercisable, price per share (in Dollars per share) | $ / shares																	$ 114.9
Warrants exercisable (in Shares) | shares																	961,667
Additional interest expense													0		714
Common Stock Warrants [Member]
Notes Payable [Line Items]
Warrants exercisable, price per share (in Dollars per share) | $ / shares																				$ 0.068
Note Payable [Member]
Notes Payable [Line Items]
Amount to be received under promissory note agreement													553		$ 553
Interest accrued on promissory note															7.74%
Promissory Notes with Executive and Director [Member]
Notes Payable [Line Items]
Repayment of note payable											$ 150
Outstanding principal balances under the promissory notes													150		$ 150		$ 150	300
Interest expense													2	4	4	8
Accrued expenses													$ 18		$ 18		14
Accrued interest on promissory note																	$ 14	0
Until Maturity Date [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable [Line Items]
Interest accrued on promissory note											5.00%
After Maturity Date [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable [Line Items]
Interest accrued on promissory note											7.00%
Measurement Input, Exercise Price [Member]
Notes Payable [Line Items]
Fair value of common stock													32.1		32.1
Measurement Input, Expected Term [Member]
Notes Payable [Line Items]
Fair value of common stock													10		10
Measurement Input, Option Volatility [Member]
Notes Payable [Line Items]
Fair value of common stock													90		90
Measurement Input, Expected Dividend Rate [Member]
Notes Payable [Line Items]
Fair value of common stock													0		0
Measurement Input, Risk Free Interest Rate [Member]
Notes Payable [Line Items]
Fair value of common stock													4.49		4.49
Common Stock [Member]
Notes Payable [Line Items]
Issuance of common stock in the PIPE Financing, net of transaction costs of $863,474 (in Shares) | shares																	113,342
Aggregate purchase price of newly issued shares
ABI [Member]
Notes Payable [Line Items]
Issuance of common stock in the PIPE Financing, net of transaction costs of $863,474 (in Shares) | shares															20,749		20,749
Outstanding principal balances under the promissory notes													$ 0		$ 0		$ 0	1,442
Interest expense													0	$ 89	0	$ 53
Accrued expenses													191		191		191
Interest expense on promissory notes																	186	5
Accrued interest on promissory note																	191	5
ABI [Member] | Promissory Note with ABI [Member]
Notes Payable [Line Items]
Amount to be received under promissory note agreement												$ 6,000
Issuance of common stock in the PIPE Financing, net of transaction costs of $863,474 (in Shares) | shares									20,749
Share price upon closing of merger (in Dollars per share) | $ / shares									$ 300
Aggregate purchase price of newly issued shares									$ 6,225
Conversion of consideration under promissory note agreement									4,225
Cash									$ 2,000
Incentive shares received by subsidiary (in Shares) | shares									41,498
ABI [Member] | 2024 ABI Note [Member]
Notes Payable [Line Items]
Amount to be received under promissory note agreement								$ 1,000
Interest accrued on promissory note								10.00%
Weekly installments								$ 250
Received from promissory note								1,000
Repayment of note payable								$ 1,000
ABI [Member] | Until Maturity Date [Member] | Promissory Note with ABI [Member]
Notes Payable [Line Items]
Interest accrued on promissory note												5.00%
ABI [Member] | After Maturity Date [Member] | Promissory Note with ABI [Member]
Notes Payable [Line Items]
Interest accrued on promissory note												7.00%
Executive [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable [Line Items]
Amount to be received under promissory note agreement																						$ 2,158
Received from promissory note																	1,997
Outstanding principal balances under the promissory notes							$ 1,997										1,997
Accrued expenses													$ 62		$ 62		62
Principal amount of promissory notes											$ 176
Received from promissory note																	1,997
Warrants exercisable, price per share (in Dollars per share) | $ / shares					$ 99.9
Expiration date					Feb. 07, 2035
Accrued interest on promissory note																	$ 62	$ 0
Executive [Member] | Promissory Notes with Executive and Director [Member] | Common Stock Warrants [Member]
Notes Payable [Line Items]
Issuance of common stock in the PIPE Financing, net of transaction costs of $863,474 (in Shares) | shares					28,333
Executive [Member] | Until Maturity Date [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable [Line Items]
Interest accrued on promissory note																	7.50%
Executive [Member] | After Maturity Date [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable [Line Items]
Interest accrued on promissory note																	9.50%
Executive [Member] | Issuance Date [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable [Line Items]
Warrants exercisable (in Shares) | shares					14,166
Executive [Member] | One Year Anniversary of Issuance Date [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable [Line Items]
Warrants exercisable (in Shares) | shares					6,667
Executive [Member] | Two Year Anniversary of Issuance Date [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable [Line Items]
Warrants exercisable (in Shares) | shares					7,500
Executive [Member] | Common Stock [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable [Line Items]
Common stock, shares issued upon conversion of promissory note (in Shares) | shares							20,000										20,000
Director [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable [Line Items]
Principal amount of promissory notes											$ 124
Executive [Member] | Promissory Note with ACAB Executive [Member]
Notes Payable [Line Items]
Amount to be received under promissory note agreement										$ 103
Repayment of note payable										$ 206
Debt instrument, repayment date										Nov. 20, 2024
Debt instrument repaid upon cancellation of agreement.						$ 103
Subsequent Event [Member]
Notes Payable [Line Items]
Issuance of common stock in the PIPE Financing, net of transaction costs of $863,474 (in Shares) | shares	8,033	16,667
Subsequent Event [Member] | Common Stock [Member]
Notes Payable [Line Items]
Issuance of common stock in the PIPE Financing, net of transaction costs of $863,474 (in Shares) | shares	8,003	33,333	50,000
Aggregate purchase price of newly issued shares	$ 50	$ 299	$ 385
Subsequent Event [Member] | Executive [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable [Line Items]
Warrants exercisable, price per share (in Dollars per share) | $ / shares					$ 99.9
Expiration date					Feb. 07, 2035
Subsequent Event [Member] | Executive [Member] | Promissory Notes with Executive and Director [Member] | Common Stock Warrants [Member]
Notes Payable [Line Items]
Issuance of common stock in the PIPE Financing, net of transaction costs of $863,474 (in Shares) | shares					28,333,000
Subsequent Event [Member] | Executive [Member] | Issuance Date [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable [Line Items]
Warrants exercisable (in Shares) | shares					14,166
Subsequent Event [Member] | Executive [Member] | One Year Anniversary of Issuance Date [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable [Line Items]
Warrants exercisable (in Shares) | shares					6,667
Subsequent Event [Member] | Executive [Member] | Two Year Anniversary of Issuance Date [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable [Line Items]
Warrants exercisable (in Shares) | shares					7,500
Previously Reported [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable [Line Items]
Outstanding principal balances under the promissory notes																	$ 147